Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends - shares	Dec. 31, 2021	Dec. 31, 2020 [1]
Schedule of holders the right to receive dividends [Abstract]
Authorized	2,000,000,000	2,000,000,000
Issued and outstanding	13,579,032	9,103,924

[1]	After giving effect to the reverse stock split (see also Note 14B)